Cover	Sep. 14, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 14, 2026
Entity File Number	001-40568
Entity Registrant Name	CLEAR SECURE, INC.
Entity Central Index Key	0001856314
Entity Tax Identification Number	86-2643981
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	85 10th Avenue
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	646
Local Phone Number	723-1404
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.00001 per share
Trading Symbol	YOU
Security Exchange Name	NYSE
Entity Emerging Growth Company	false